EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT EXPENSES
Schedule of analysis of employee benefit expenses

	2017	2018	2019
Salaries and bonus	4,205,361	4,636,972	4,939,758
Housing fund	395,489	414,440	488,574
Staff welfare and other expenses*	1,576,552	1,896,365	2,035,931
Employment expense in relation to early retirement schemes (Note 21)	767,632	447,660	210,428
Employment expenses in relation to termination benefit	30,247	37,590	98,479

	6,975,281	7,433,027	7,773,170

*       Staff welfare and other expenses include staff welfare, staff union expenses, staff education expenses, unemployment insurance expenses, pension insurance expenses, etc.